February 10, 2010
Securities and Exchange Commission
450 Fifth Street, N.W.
Room 5506, Stop 5-5
Washington, D.C. 20549
Attn: Mr. Chad Eskildsen
Division of Investment Management

Re:	Post-Effective Amendment No. 33 for ICON Funds Securities Act Registration No. 333-14927 Investment Company Act File No. 811-7883
Dear Chad:
On behalf of the ICON Funds (“Registrant”), we are transmitting for filing Post-Effective Amendment No. 33 to our Registration Statement filed on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933. We request this Post-Effective Amendment to become effective immediately upon filing.
On January 6, 2010, you, on behalf of the staff of the Commission (the “Staff”) provided us with oral comments to our filing, and we submitted (after hours on Friday January 8, 2010) proposed changes to the Staff via a Word document. On January 12, 2010, you, on behalf of the Staff, provided us additional comments. We also spoke with you and your Branch Chief to clarify questions concerning the wording of the Staff’s concentration comment.
On January 25, 2010 we filed PEA No. 32 to incorporate the Staff’s comments. On February 1, 2010 you, on behalf of the Staff had questions and comments. This PEA No. 33 addresses your comments and corrections. For your convenience we will recite the comments and address how we amended PEA No. 32 to address the Staff’s concerns.
The Registrant is aware of its obligations under the Securities Act of 1933 and acknowledges that:
•	The ICON Funds, not the Staff, is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	Staff comments, or changes to disclosures by the ICON Funds in response to Staff comments, do not relieve the ICON Funds of our responsibility for disclosure; and

•	The ICON Funds may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws.
This PEA No. 33 does not contain disclosures which would render it ineligible to become effective under paragraph (b).
Below is a summary of the Staff’s comments (shown in italics), along with our resolutions.

Securities and Exchange Commission
Attn: Mr. Chad Eskildsen
Division of Investment Management
February 10, 2010

1.	Average Annual Total Returns Table: Remove the disclosure after the table and include in the table the applicable sales charges as required by Item 4 Instruction 2(a).
ICON Response: We have removed the disclosure and calculated the total returns as required by Item 4.
2.	Delete the incorporation by reference of the most recent report to shareholders in the fund summary.
ICON Response: We have made the requested change.
3.	“Your link to the prospectus, SAI and other fund reports does not take a person directly to those reports:
ICON Response: We have corrected our link and the website is now working properly.
With respect to Comment No. 1, we have addressed this issue with the Funds’ service provider and required them to check all numbers. We believe we have corrected all such returns to include the appropriate sales charges, including our “C” Shares, which include a CDSC in the first year. In all Summary Prospectuses that have any changes as a result of Comment No. 1, we are reprinting and re-circulating. When our only comment involved deleting a reference to the most recent report to shareholder, we have not reprinted or re-circulated, but we will correct this in the future printings, based upon our discussion.
I believe we have adequately addressed all of your comments and suggestions as noted above. If you have any questions, comments or desire further information, please contact me at any time at (303) 328-9207, or contact Counsel to the Trust, Charles W. Lutter, Jr. at (210) 496-5438.
Sincerely,
/S/ Donald Salcito
Donald Salcito
Secretary to the ICON Funds